Operating loss / profit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Operating Income (Loss) [Abstract]
Schedule Of Operating Profit or Loss

	Period from	Period from
	1 Jan 22 to	1 Jan 21 to
	30 Sep 22	30 Sep 21
	£	£
Depreciation of tangible assets	368,697	417,606
Impairment of trade debtors	1,326,832	170,345
Equity-settled share-based payments expense	—	(1,333)
Cash-settled share-based payments expense	10,442,728	—
Foreign exchange differences	(1,607,419)	(57,806)

Operating profit/(loss) is stated after charging/(crediting):

	2021	2020	2019
	£	£	£
Depreciation of tangible assets	552,293	536,319	438,768
Impairment of trade debtors	277,682	439,829	537,976
Equity-settled share-based payments (credit)/expense	(1,333)	7,296	8,818
Foreign exchange differences	278,611	451,027	(122,097)